EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.02%
21,303	AdvanSix Inc	$ 609,266
96,362	ATI Inc(a)	4,930,843
24,250	Balchem Corp	3,757,537
38,025	Carpenter Technology Corp	2,715,745
37,981	Century Aluminum Co(a)	584,528
24,965	Compass Minerals International Inc	392,949
14,594	Hawkins Inc	1,120,819
9,801	Haynes International Inc	589,236
40,699	HB Fuller Co	3,245,338
26,115	Ingevity Corp(a)	1,245,686
19,136	Innospec Inc	2,467,396
12,340	Kaiser Aluminum Corp	1,102,702
15,851	Koppers Holdings Inc	874,500
40,244	Mativ Holdings Inc	754,575
34,029	Mercer International Inc	338,589
25,277	Minerals Technologies Inc	1,902,853
10,700	Quaker Chemical Corp	2,196,175
13,008	Rogers Corp(a)	1,543,920
32,513	Sensient Technologies Corp	2,249,574
16,481	Stepan Co	1,483,949
27,502	Sylvamo Corp	1,697,974
22,949	Worthington Steel Inc	822,722
		36,626,876
Communications — 3.57%
54,612	A10 Networks Inc	747,638
52,886	ADTRAN Holdings Inc	287,700
23,364	AMC Networks Inc Class A(a)	283,405
7,883	ATN International Inc	248,354
45,113	Calix Inc(a)	1,495,947
65,668	Cargurus Inc(a)	1,515,617
47,131	Cars.com Inc(a)	809,711
32,337	Cogent Communications Holdings Inc	2,112,576
59,451	Consolidated Communications Holdings Inc(a)	256,828
93,698	EchoStar Corp Class A(a)	1,335,197
20,714	ePlus Inc(a)	1,626,878
45,292	EW Scripps Co Class A(a)	177,998
100,596	Extreme Networks Inc(a)	1,160,878
48,780	Gogo Inc(a)	428,288
87,629	Harmonic Inc(a)	1,177,734
17,876	HealthStream Inc	476,574
19,780	InterDigital Inc	2,105,779
16,756	Liquidity Services Inc(a)	311,662
765,404	Lumen Technologies Inc(a)	1,194,030
26,786	Perficient Inc(a)	1,507,784
39,889	QuinStreet Inc(a)	704,440
20,455	Scholastic Corp	771,358
39,597	Shenandoah Telecommunications Co	687,800
18,058	Shutterstock Inc	827,237
91,001	Sprinklr Inc Class A(a)(b)	1,116,582
17,802	TechTarget Inc(a)	588,890
74,304	Telephone & Data Systems Inc	1,190,350
22,925	Thryv Holdings Inc(a)	509,623
Shares		Fair Value
Communications — (continued)
83,199	TripAdvisor Inc(a)	$ 2,312,100
56,144	Viasat Inc(a)(b)	1,015,645
169,609	Viavi Solutions Inc(a)	1,541,746
52,693	Yelp Inc(a)	2,076,104
		32,602,453
Consumer, Cyclical — 17.11%
38,137	Abercrombie & Fitch Co Class A(a)	4,779,710
55,825	Academy Sports & Outdoors Inc	3,770,421
44,447	Advance Auto Parts Inc	3,781,995
94,758	Alaska Air Group Inc(a)	4,073,646
10,698	Allegiant Travel Co	804,597
86,540	American Axle & Manufacturing Holdings Inc(a)	636,934
142,895	American Eagle Outfitters Inc	3,685,262
15,835	Asbury Automotive Group Inc(a)	3,733,576
17,543	BJ's Restaurants Inc(a)	634,706
64,083	Bloomin' Brands Inc	1,837,901
22,486	Boot Barn Holdings Inc(a)	2,139,543
34,155	Brinker International Inc(a)	1,696,820
22,642	Buckle Inc	911,793
26,225	Caleres Inc	1,076,012
5,974	Cavco Industries Inc(a)	2,383,984
21,878	Century Communities Inc	2,111,227
36,145	Cheesecake Factory Inc	1,306,642
13,437	Chuy's Holdings Inc(a)	453,230
81,943	Cinemark Holdings Inc(a)	1,472,516
17,206	Cracker Barrel Old Country Store Inc(b)	1,251,392
97,075	Dana Inc	1,232,853
24,874	Dave & Buster's Entertainment Inc(a)	1,557,112
33,898	Designer Brands Inc Class A(b)	370,505
11,478	Dine Brands Global Inc	533,497
21,028	Dorman Products Inc(a)	2,026,889
16,916	Ethan Allen Interiors Inc	584,786
63,541	Foot Locker Inc	1,810,919
30,269	G-III Apparel Group Ltd(a)	878,104
25,241	Gentherm Inc(a)	1,453,377
30,642	GMS Inc(a)	2,982,692
16,207	Golden Entertainment Inc	596,904
19,203	Green Brick Partners Inc(a)	1,156,597
9,929	Group 1 Automotive Inc	2,901,552
21,201	Guess? Inc(b)	667,196
271,928	Hanesbrands Inc(a)	1,577,182
9,493	Haverty Furniture Cos Inc	323,901
8,701	Hibbett Inc	668,324
34,308	HNI Corp	1,548,320
17,683	Installed Building Products Inc	4,575,123
45,364	Interface Inc	763,023
15,178	Jack in the Box Inc	1,039,389
253,038	JetBlue Airways Corp(a)	1,877,542
85,198	Kohl's Corp	2,483,522
38,477	Kontoor Brands Inc	2,318,239

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
31,087	La-Z-Boy Inc	$ 1,169,493
18,860	LCI Industries	2,320,912
139,841	Leslie's Inc(a)	908,967
15,801	LGI Homes Inc(a)	1,838,762
21,469	M/I Homes Inc(a)	2,926,010
12,856	Madison Square Garden Sports Corp(a)	2,372,189
20,305	Marcus Corp	289,549
15,026	MarineMax Inc(a)	499,765
45,964	MDC Holdings Inc	2,891,595
27,512	Meritage Homes Corp	4,827,256
26,796	Methode Electronics Inc	326,375
56,438	MillerKnoll Inc	1,397,405
10,059	Monarch Casino & Resort Inc	754,324
11,389	Movado Group Inc	318,095
60,563	National Vision Holdings Inc(a)	1,342,076
293,247	Newell Brands Inc	2,354,773
39,077	Nu Skin Enterprises Inc Class A	540,435
25,241	ODP Corp(a)	1,339,035
83,227	OPENLANE Inc(a)	1,439,827
11,146	Oxford Industries Inc(b)	1,252,810
25,247	Papa John's International Inc(b)	1,681,450
16,018	Patrick Industries Inc	1,913,670
8,356	PC Connection Inc	550,911
36,395	Phinia Inc	1,398,660
19,301	PriceSmart Inc	1,621,284
112,421	Resideo Technologies Inc(a)	2,520,479
47,560	Rush Enterprises Inc Class A	2,545,411
79,107	Sally Beauty Holdings Inc(a)	982,509
18,658	ScanSource Inc(a)	821,698
28,853	Shake Shack Inc Class A(a)	3,001,578
13,588	Shoe Carnival Inc	497,864
34,104	Signet Jewelers Ltd	3,412,787
56,030	Six Flags Entertainment Corp(a)	1,474,710
31,624	SkyWest Inc(a)	2,184,586
10,981	Sonic Automotive Inc Class A	625,258
95,906	Sonos Inc(a)	1,827,968
13,975	Standard Motor Products Inc	468,861
52,011	Steven Madden Ltd	2,199,025
29,492	Sun Country Airlines Holdings Inc(a)	445,034
38,041	Titan International Inc(a)	473,991
110,034	Topgolf Callaway Brands Corp(a)	1,779,250
74,686	Tri Pointe Homes Inc(a)	2,887,361
11,701	UniFirst Corp	2,029,304
43,771	Urban Outfitters Inc(a)	1,900,537
60,205	Victoria's Secret & Co(a)	1,166,773
43,941	Vista Outdoor Inc(a)	1,440,386
34,843	Wabash National Corp	1,043,199
22,627	Winnebago Industries Inc	1,674,398
60,698	Wolverine World Wide Inc	680,425
16,334	XPEL Inc(a)	882,363
31,365	Xperi Inc(a)	378,262
		156,089,100
Shares		Fair Value
Consumer, Non-Cyclical — 16.53%
48,339	ABM Industries Inc	$ 2,156,886
63,763	AdaptHealth Corp(a)	733,912
12,137	Addus HomeCare Corp(a)	1,254,238
30,172	Adtalem Global Education Inc(a)	1,550,841
28,974	Agiliti Inc(a)	293,217
38,469	Alarm.com Holdings Inc(a)	2,787,848
125,240	Alkermes PLC(a)	3,390,247
29,177	AMN Healthcare Services Inc(a)	1,823,854
28,782	Amphastar Pharmaceuticals Inc(a)	1,263,818
24,386	Andersons Inc	1,399,025
11,699	ANI Pharmaceuticals Inc(a)	808,752
32,844	Apollo Medical Holdings Inc(a)	1,379,120
40,881	Arcus Biosciences Inc(a)	771,833
73,749	Arlo Technologies Inc(a)	932,922
30,446	Artivion Inc(a)	644,237
35,190	Avanos Medical Inc(a)	700,633
58,456	B&G Foods Inc(b)	668,737
27,967	BioLife Solutions Inc(a)	518,788
14,049	Calavo Growers Inc	390,703
31,319	Cal-Maine Foods Inc	1,843,123
86,986	Catalyst Pharmaceuticals Inc(a)	1,386,557
7,202	Central Garden & Pet Co(a)	308,462
41,213	Central Garden & Pet Co Class A(a)	1,521,584
83,182	Certara Inc(a)	1,487,294
27,139	Chefs' Warehouse Inc(a)	1,022,055
24,819	Collegium Pharmaceutical Inc(a)	963,474
23,672	CONMED Corp	1,895,654
70,230	Corcept Therapeutics Inc(a)	1,769,094
88,091	CoreCivic Inc(a)	1,375,100
6,687	CorVel Corp(a)	1,758,413
25,276	Cross Country Healthcare Inc(a)	473,167
73,155	Cytek Biosciences Inc(a)	490,870
33,161	Deluxe Corp	682,785
97,419	Dynavax Technologies Corp(a)	1,208,970
38,182	Edgewell Personal Care Co	1,475,352
44,880	Embecta Corp	595,558
36,829	Enhabit Inc(a)	429,058
42,537	Ensign Group Inc	5,292,454
47,983	EVERTEC Inc	1,914,522
68,349	Fortrea Holdings Inc(a)	2,743,529
25,495	Fresh Del Monte Produce Inc	660,575
14,693	Fulgent Genetics Inc(a)	318,838
92,882	GEO Group Inc(a)(b)	1,311,494
37,554	Glaukos Corp(a)	3,540,967
32,705	Green Dot Corp Class A(a)	305,138
66,762	Hain Celestial Group Inc(a)	524,749
24,451	Harmony Biosciences Holdings Inc(a)	821,065
55,827	Healthcare Services Group Inc(a)	696,721
14,732	Heidrick & Struggles International Inc	495,879
14,900	ICU Medical Inc(a)	1,599,068

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,404	Inari Medical Inc(a)	$ 1,890,604
41,572	Innoviva Inc(a)	633,557
25,648	Integer Holdings Corp(a)	2,992,609
13,837	Inter Parfums Inc	1,944,237
107,157	Ironwood Pharmaceuticals Inc(a)	933,337
12,047	J & J Snack Foods Corp	1,741,514
7,008	John B Sanfilippo & Son Inc	742,287
32,797	John Wiley & Sons Inc Class A	1,250,550
24,167	Kelly Services Inc Class A	605,142
40,432	Korn Ferry	2,658,808
14,870	LeMaitre Vascular Inc	986,773
12,455	Ligand Pharmaceuticals Inc(a)	910,460
50,931	LiveRamp Holdings Inc(a)	1,757,119
22,813	Matthews International Corp Class A	709,028
8,383	Medifast Inc	321,237
44,491	Merit Medical Systems Inc(a)	3,370,193
11,686	MGP Ingredients Inc	1,006,515
71,609	Mister Car Wash Inc(a)(b)	554,970
9,328	ModivCare Inc(a)	218,742
23,529	Monro Inc	742,105
68,732	Myriad Genetics Inc(a)	1,465,366
18,008	National Beverage Corp(a)	854,660
10,093	National HealthCare Corp	953,889
98,642	NeoGenomics Inc(a)	1,550,652
34,713	Omnicell Inc(a)	1,014,661
54,662	OraSure Technologies Inc(a)	336,171
191,841	Organon & Co	3,606,611
59,385	Owens & Minor Inc(a)	1,645,558
35,057	Pacira BioSciences Inc(a)	1,024,365
63,571	Patterson Cos Inc	1,757,738
205,051	Payoneer Global Inc(a)	996,548
62,528	Pediatrix Medical Group Inc(a)	627,156
51,444	Perdoceo Education Corp	903,357
14,137	Phibro Animal Health Corp Class A	182,791
92,205	Premier Inc Class A	2,037,730
38,207	Prestige Consumer Healthcare Inc(a)	2,772,300
34,983	PROG Holdings Inc	1,204,814
25,918	Quanex Building Products Corp	996,029
49,758	RadNet Inc(a)	2,421,224
30,933	REGENXBIO Inc(a)	651,758
24,351	Resources Connection Inc	320,459
281,523	Sabre Corp(a)	681,286
78,413	Select Medical Holdings Corp	2,364,152
69,897	Simply Good Foods Co(a)	2,378,595
25,679	SpartanNash Co	518,973
37,600	STAAR Surgical Co(a)	1,439,328
15,994	Strategic Education Inc	1,665,295
30,620	Stride Inc(a)	1,930,591
42,396	Supernus Pharmaceuticals Inc(a)	1,446,128
48,225	Tandem Diabetes Care Inc(a)	1,707,647
13,559	Tootsie Roll Industries Inc	434,292
38,684	TreeHouse Foods Inc(a)	1,506,742
5,132	UFP Technologies Inc(a)	1,294,290
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
47,174	United Natural Foods Inc(a)	$ 542,029
19,246	Universal Corp	995,403
33,885	Upbound Group Inc	1,193,091
11,363	US Physical Therapy Inc	1,282,542
8,258	USANA Health Sciences Inc(a)	400,513
29,726	Varex Imaging Corp(a)	538,041
102,996	Vector Group Ltd	1,128,836
36,881	Vericel Corp(a)	1,918,550
101,151	Vestis Corp	1,949,180
15,503	Viad Corp(a)	612,213
67,609	Vir Biotechnology Inc(a)	684,879
10,120	WD-40 Co	2,563,497
49,809	WK Kellogg Co	936,409
46,353	Xencor Inc(a)	1,025,792
		150,813,098
Energy — 6.26%
8,882	Alpha Metallurgical Resources Inc	2,941,452
14,136	Arch Resources Inc	2,272,927
106,169	Archrock Inc	2,088,344
17,701	Bristow Group Inc(a)	481,467
49,639	California Resources Corp	2,735,109
70,061	Comstock Resources Inc(b)	650,166
20,563	CONSOL Energy Inc	1,722,357
35,969	Core Laboratories Inc	614,350
22,080	CVR Energy Inc	787,373
82,379	DNOW Inc(a)(b)	1,252,161
25,501	Dril-Quip Inc(a)	574,538
50,072	Green Plains Inc(a)	1,157,665
110,758	Helix Energy Solutions Group Inc(a)	1,200,617
73,920	Helmerich & Payne Inc	3,109,075
116,725	Liberty Energy Inc	2,418,542
138,982	Magnolia Oil & Gas Corp Class A(b)	3,606,583
6,792	Nabors Industries Ltd(a)	584,995
68,253	Northern Oil & Gas Inc	2,708,279
77,927	Oceaneering International Inc(a)	1,823,492
42,810	Par Pacific Holdings Inc(a)	1,586,539
247,262	Patterson-UTI Energy Inc	2,952,308
84,983	Peabody Energy Corp	2,061,688
66,403	ProPetro Holding Corp(a)	536,536
12,174	REX American Resources Corp(a)	714,736
62,622	RPC Inc	484,694
87,207	SM Energy Co	4,347,269
42,532	SolarEdge Technologies Inc(a)	3,018,921
62,734	SunCoke Energy Inc	707,012
62,966	SunPower Corp(a)(b)	188,898
166,312	Sunrun Inc(a)	2,191,992
104,352	Talos Energy Inc(a)	1,453,623
58,011	US Silica Holdings Inc(a)	719,917
18,925	Vital Energy Inc(a)	994,319
40,031	Warrior Met Coal Inc	2,429,882
		57,117,826

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — 24.91%
74,346	Acadia Realty Trust REIT	$ 1,264,625
77,569	Air Lease Corp	3,990,149
56,867	Alexander & Baldwin Inc REIT	936,600
33,743	Ambac Financial Group Inc(a)	527,403
37,515	American Assets Trust Inc REIT	821,954
46,751	American Equity Investment Life Holding Co(a)	2,628,341
48,161	Ameris Bancorp	2,330,029
14,409	AMERISAFE Inc	722,900
80,493	Anywhere Real Estate Inc(a)	497,447
98,894	Apollo Commercial Real Estate Finance Inc REIT	1,101,679
163,804	Apple Hospitality Inc REIT	2,683,110
144,922	Arbor Realty Trust Inc REIT(b)	1,920,217
52,954	Armada Hoffler Properties Inc REIT	550,722
37,721	ARMOUR Residential Inc REIT(b)	745,744
52,819	Artisan Partners Asset Management Inc Class A	2,417,526
40,881	Assured Guaranty Ltd	3,566,867
58,162	Atlantic Union Bankshares Corp	2,053,700
39,149	Axos Financial Inc(a)	2,115,612
13,016	B Riley Financial Inc(b)	275,549
101,715	Banc of California Inc	1,547,085
11,356	BancFirst Corp	999,669
41,255	Bancorp Inc(a)	1,380,392
30,296	Bank of Hawaii Corp	1,890,168
57,343	BankUnited Inc	1,605,604
26,543	Banner Corp	1,274,064
32,604	Berkshire Hills Bancorp Inc	747,284
297,655	BGC Group Inc	2,312,779
128,528	Blackstone Mortgage Trust Inc Class A REIT (b)	2,558,992
132,174	Brandywine Realty Trust REIT	634,435
38,176	Bread Financial Holdings Inc	1,421,674
25,704	Brightsphere Investment Group Inc	587,079
66,181	Brookline Bancorp Inc	659,163
98,334	Capitol Federal Financial Inc	586,071
100,429	CareTrust Inc REIT	2,447,455
55,907	Cathay General Bancorp	2,114,962
11,679	Centerspace REIT	667,338
21,206	Central Pacific Financial Corp	418,819
36,876	Chatham Lodging Trust REIT	372,816
11,494	City Holding Co	1,197,905
39,482	Community Bank System Inc	1,896,320
18,650	Community Healthcare Trust Inc REIT	495,158
130,514	Cushman & Wakefield PLC(a)	1,365,176
22,113	Customers Bancorp Inc(a)	1,173,316
97,779	CVB Financial Corp	1,744,377
162,723	DiamondRock Hospitality Co REIT	1,563,768
26,291	Dime Community Bancshares Inc	506,365
123,010	Douglas Emmett Inc REIT	1,706,149
22,507	Eagle Bancorp Inc	528,689
Shares		Fair Value
Financial — (continued)
71,457	Easterly Government Properties Inc REIT	$ 822,470
59,639	Ellington Financial Inc REIT(b)	704,337
66,202	Elme Communities REIT	921,532
19,319	Employers Holdings Inc	876,889
17,747	Encore Capital Group Inc(a)	809,441
22,642	Enova International Inc(a)	1,422,597
116,611	Essential Properties Realty Trust Inc REIT	3,108,849
56,462	eXp World Holdings Inc(b)	583,252
39,794	EZCORP Inc Class A(a)	450,866
26,633	FB Financial Corp	1,002,999
29,748	First Bancorp	1,074,498
125,101	First BanCorp	2,194,272
79,574	First Commonwealth Financial Corp	1,107,670
73,498	First Financial Bancorp	1,647,825
98,209	First Hawaiian Inc	2,156,670
69,894	Four Corners Property Trust Inc REIT	1,710,306
61,774	Franklin BSP Realty Trust Inc REIT	825,301
125,988	Fulton Financial Corp	2,001,949
347,071	Genworth Financial Inc Class A(a)	2,231,667
37,783	Getty Realty Corp REIT	1,033,365
152,105	Global Net Lease Inc REIT	1,181,856
18,889	Goosehead Insurance Inc Class A(a)	1,258,385
22,699	Hanmi Financial Corp	361,368
85,593	Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	2,430,841
5,246	HCI Group Inc	608,956
26,376	Heritage Financial Corp	511,431
81,513	Highwoods Properties Inc REIT	2,134,010
35,898	Hilltop Holdings Inc	1,124,325
91,598	Hope Bancorp Inc	1,054,293
31,761	Horace Mann Educators Corp	1,174,839
99,216	Hudson Pacific Properties Inc REIT	639,943
31,592	Independent Bank Corp	1,643,416
27,821	Independent Bank Group Inc	1,270,029
21,576	Innovative Industrial Properties Inc REIT	2,233,979
54,449	Jackson Financial Inc Class A	3,601,257
65,833	JBG SMITH Properties REIT	1,056,620
92,090	Kennedy-Wilson Holdings Inc	790,132
43,005	KKR Real Estate Finance Trust Inc REIT	432,630
19,132	Lakeland Financial Corp	1,268,834
127,431	Lincoln National Corp	4,068,872
32,189	LTC Properties Inc REIT	1,046,464
217,125	LXP Industrial Trust REIT	1,958,468
166,382	Macerich Co REIT	2,866,762
18,237	Marcus & Millichap Inc	623,158
460,959	Medical Properties Trust Inc REIT(b)	2,166,507
19,918	Mercury General Corp	1,027,769

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
49,789	Moelis & Co Class A	$ 2,826,522
48,557	Mr Cooper Group Inc(a)	3,785,018
27,155	National Bank Holdings Corp Class A	979,481
64,105	Navient Corp	1,115,427
36,498	NBT Bancorp Inc	1,338,747
67,633	New York Mortgage Trust Inc REIT	486,958
17,503	NexPoint Residential Trust Inc REIT	563,422
62,395	NMI Holdings Inc Class A(a)	2,017,854
31,852	Northfield Bancorp Inc	309,601
96,753	Northwest Bancshares Inc	1,127,172
35,625	OFG Bancorp	1,311,356
112,560	Outfront Media Inc REIT	1,889,882
74,186	Pacific Premier Bancorp Inc	1,780,464
19,071	Palomar Holdings Inc(a)	1,598,722
11,116	Park National Corp	1,510,109
19,512	Pathward Financial Inc	984,966
92,608	Pebblebrook Hotel Trust REIT	1,427,089
65,986	PennyMac Mortgage Investment Trust REIT	968,674
91,444	Phillips Edison & Co Inc REIT	3,280,096
11,697	Piper Sandler Cos	2,321,738
17,253	PJT Partners Inc Class A	1,626,268
30,262	PRA Group Inc(a)	789,233
9,643	Preferred Bank	740,293
40,348	ProAssurance Corp	518,875
56,777	Provident Financial Services Inc	827,241
115,189	Radian Group Inc	3,855,376
120,073	Ready Capital Corp REIT	1,096,266
101,195	Redwood Trust Inc REIT(a)	644,612
43,689	Renasant Corp	1,368,340
97,808	Retail Opportunity Investments Corp REIT	1,253,899
29,076	S&T Bancorp Inc	932,758
33,672	Safehold Inc REIT	693,643
11,522	Safety Insurance Group Inc	946,993
9,706	Saul Centers Inc REIT	373,584
61,830	Seacoast Banking Corp of Florida	1,569,864
125,644	Service Properties Trust REIT	851,866
36,578	ServisFirst Bancshares Inc	2,427,316
96,605	Simmons First National Corp Class A	1,879,933
70,665	SiriusPoint Ltd(a)	898,152
138,481	SITE Centers Corp REIT	2,028,747
48,458	SL Green Realty Corp REIT	2,671,490
21,966	Southside Bancshares Inc	642,066
26,118	St Joe Co	1,514,061
35,761	Stellar Bancorp Inc	871,138
20,741	Stewart Information Services Corp	1,349,409
20,994	StoneX Group Inc(a)	1,475,038
81,333	Summit Hotel Properties Inc REIT	529,478
158,316	Sunstone Hotel Investors Inc REIT	1,763,640
82,945	Tanger Inc REIT	2,449,366
Shares		Fair Value
Financial — (continued)
9,342	Tompkins Financial Corp	$ 469,809
16,770	Triumph Financial Inc(a)	1,330,196
27,416	Trupanion Inc(a)(b)	756,956
13,888	TrustCo Bank Corp NY	391,086
47,483	Trustmark Corp	1,334,747
79,422	Two Harbors Investment Corp REIT	1,051,547
91,883	United Community Banks Inc	2,418,361
16,194	United Fire Group Inc	352,543
185,336	Uniti Group Inc REIT	1,093,482
9,255	Universal Health Realty Income Trust REIT	339,751
91,369	Urban Edge Properties REIT	1,577,943
62,487	Veris Residential Inc REIT	950,427
40,492	Veritex Holdings Inc	829,681
5,131	Virtus Investment Partners Inc	1,272,385
52,676	WaFd Inc	1,529,184
25,760	Walker & Dunlop Inc	2,603,306
20,809	Westamerica BanCorp	1,017,144
35,568	Whitestone REIT	446,378
84,585	WisdomTree Inc	777,336
2,461	World Acceptance Corp(a)	356,796
46,920	WSFS Financial Corp	2,117,969
79,206	Xenia Hotels & Resorts Inc REIT	1,188,882
		227,193,297
Industrial — 17.10%
50,860	AAON Inc(a)	4,480,766
25,644	AAR Corp(a)	1,535,306
27,947	Advanced Energy Industries Inc	2,850,035
21,540	AeroVironment Inc(a)	3,301,651
7,937	Alamo Group Inc	1,812,255
24,011	Albany International Corp Class A	2,245,269
12,154	American Woodmark Corp(a)	1,235,576
17,226	Apogee Enterprises Inc	1,019,779
18,210	ArcBest Corp	2,594,925
37,524	Arcosa Inc	3,221,811
33,281	Armstrong World Industries Inc	4,134,166
17,077	Astec Industries Inc	746,436
19,442	AZZ Inc	1,503,061
22,625	Badger Meter Inc	3,660,951
37,002	Barnes Group Inc	1,374,624
26,570	Benchmark Electronics Inc	797,366
29,855	Boise Cascade Co	4,578,861
34,471	Brady Corp Class A	2,043,441
13,136	Clearwater Paper Corp(a)	574,437
24,149	CTS Corp	1,129,932
25,638	Dorian LPG Ltd	986,037
9,836	DXP Enterprises Inc(a)	528,488
22,578	Dycom Industries Inc(a)	3,240,620
12,141	Encore Wire Corp	3,190,412
48,764	Energizer Holdings Inc	1,435,612
41,673	Enerpac Tool Group Corp	1,486,059
15,641	EnPro Inc	2,639,732
59,883	Enviri Corp(a)	547,929

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
19,135	ESCO Technologies Inc	$ 2,048,402
27,482	Fabrinet(a)	5,194,648
46,888	Federal Signal Corp	3,979,385
24,185	Forward Air Corp	752,395
29,816	Franklin Electric Co Inc	3,184,647
61,273	Frontdoor Inc(a)	1,996,274
23,586	Gibraltar Industries Inc(a)	1,899,381
32,505	Granite Construction Inc	1,857,011
24,216	Greenbrier Cos Inc	1,261,654
29,457	Griffon Corp	2,160,376
98,053	Hayward Holdings Inc(a)	1,501,191
33,788	Heartland Express Inc	403,429
54,086	Hillenbrand Inc	2,719,985
48,139	Hub Group Inc Class A	2,080,568
22,889	Ichor Holdings Ltd(a)	883,973
14,594	Insteel Industries Inc	557,783
34,016	Itron Inc(a)	3,147,160
24,501	John Bean Technologies Corp	2,569,910
22,132	Kaman Corp	1,015,195
61,108	Kennametal Inc	1,524,034
68,937	Knowles Corp(a)	1,109,886
8,603	Lindsay Corp	1,012,229
43,229	Marten Transport Ltd	798,872
96,571	Masterbrand Inc(a)	1,809,741
15,906	Materion Corp	2,095,615
26,095	Matson Inc(a)	2,933,078
40,539	Mercury Systems Inc(a)	1,195,900
4,133	Mesa Laboratories Inc	453,514
21,580	Moog Inc Class A	3,445,247
85,690	Mueller Industries Inc	4,621,262
27,537	Myers Industries Inc	638,032
12,410	MYR Group Inc(a)	2,193,467
3,779	National Presto Industries Inc	316,680
9,076	NV5 Global Inc(a)	889,539
120,115	O-I Glass Inc(a)	1,992,708
7,359	Olympic Steel Inc	521,606
12,166	OSI Systems Inc(a)	1,737,548
20,459	Plexus Corp(a)	1,939,922
7,168	Powell Industries Inc	1,020,006
19,399	Proto Labs Inc(a)	693,514
90,687	RXO Inc(a)	1,983,325
42,922	Sanmina Corp(a)	2,668,890
108,671	Sealed Air Corp	4,042,561
34,384	SPX Technologies Inc(a)	4,233,702
9,165	Standex International Corp	1,670,046
13,311	Sturm Ruger & Co Inc	614,303
14,423	Tennant Co	1,753,981
30,311	TimkenSteel Corp(a)	674,420
63,643	Trinity Industries Inc	1,772,458
60,593	Triumph Group Inc(a)	911,319
79,488	TTM Technologies Inc(a)	1,243,987
16,929	Vicor Corp(a)	647,365
47,008	World Kinect Corp	1,243,362
23,711	Worthington Enterprises Inc	1,475,535
		155,986,558
Technology — 7.62%
104,479	3D Systems Corp(a)	463,887
Shares		Fair Value
Technology — (continued)
83,889	ACI Worldwide Inc(a)	$ 2,785,954
82,419	Adeia Inc	900,015
15,290	Agilysys Inc(a)	1,288,335
18,539	Alpha & Omega Semiconductor Ltd(a)	408,600
25,153	Axcelis Technologies Inc(a)	2,805,063
39,135	Blackline Inc(a)	2,527,338
110,501	Box Inc Class A(a)	3,129,388
33,370	Cerence Inc(a)	525,577
18,597	CEVA Inc(a)	422,338
36,809	Cohu Inc(a)	1,226,844
33,034	Corsair Gaming Inc(a)	407,639
21,886	CSG Systems International Inc	1,128,004
28,173	Digi International Inc(a)	899,564
34,188	Diodes Inc(a)	2,410,254
18,785	Donnelley Financial Solutions Inc(a)	1,164,858
104,764	DoubleVerify Holdings Inc(a)	3,683,502
136,653	DXC Technology Co(a)	2,898,410
38,276	Envestnet Inc(a)	2,216,563
58,035	FormFactor Inc(a)	2,648,137
21,310	Insight Enterprises Inc(a)	3,953,431
43,342	Kulicke & Soffa Industries Inc	2,180,536
57,968	MaxLinear Inc(a)	1,082,263
51,838	N-able Inc(a)	677,523
50,891	NCR Atleos Corp(a)	1,005,097
97,733	NCR Voyix Corp(a)	1,234,368
55,026	NetScout Systems Inc(a)	1,201,768
22,795	PDF Solutions Inc(a)	767,508
48,468	Photronics Inc(a)	1,372,614
113,909	Pitney Bowes Inc	493,226
79,452	Privia Health Group Inc(a)	1,556,465
32,373	Progress Software Corp	1,725,805
41,666	Schrodinger Inc(a)	1,124,982
50,171	Semtech Corp(a)	1,379,201
11,812	Simulations Plus Inc	486,064
13,474	SiTime Corp(a)	1,256,181
40,534	SMART Global Holdings Inc(a)	1,066,855
27,735	SPS Commerce Inc(a)	5,128,202
14,817	TTEC Holdings Inc	153,652
32,937	Ultra Clean Holdings Inc(a)	1,513,126
43,755	Veeco Instruments Inc(a)	1,538,863
124,767	Verra Mobility Corp(a)	3,115,432
86,477	Xerox Holdings Corp	1,547,938
		69,501,370
Utilities — 2.05%
28,459	American States Water Co	2,055,878
59,662	Avista Corp	2,089,363
44,566	California Water Service Group	2,071,428
17,174	Chesapeake Utilities Corp	1,842,770
27,275	Clearway Energy Inc Class A	586,685
59,566	Clearway Energy Inc Class C	1,372,996
27,829	MGE Energy Inc(b)	2,190,699
13,429	Middlesex Water Co	705,022
28,618	Northwest Natural Holding Co	1,065,162
32,204	Otter Tail Corp	2,782,426
22,013	SJW Group	1,245,716

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
12,570	Unitil Corp	$ 658,040
		18,666,185
TOTAL COMMON STOCK — 99.17% (Cost $789,161,881)		$904,596,763
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.28%
$5,185,817	Undivided interest of 2.90% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $5,185,817 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(c)	5,185,817
5,185,817	Undivided interest of 2.91% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $5,185,817 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(c)	5,185,817
5,185,817	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $5,185,817 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(c)	5,185,817
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,185,817	Undivided interest of 3.77% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $5,185,817 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(c)	$ 5,185,817
TOTAL SHORT TERM INVESTMENTS — 2.28% (Cost $20,743,268)		$20,743,268
TOTAL INVESTMENTS — 101.45% (Cost $809,905,149)		$925,340,031
OTHER ASSETS & LIABILITIES, NET — (1.45)%		$(13,189,907)
TOTAL NET ASSETS — 100.00%		$912,150,124

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Futures	85	USD	9,120	Jun 2024	$122,771
				Net Appreciation	$122,771
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.18%
70,611	Element Solutions Inc	$ 1,763,863
39,949	Orion SA	939,600
6,006	Rogers Corp(a)	712,852
6,872	Steel Dynamics Inc	1,018,637
		4,434,952
Communications — 1.89%
22,891	Ciena Corp(a)	1,131,960
8,567	Couchbase Inc(a)	225,398
14,697	Credo Technology Group Holding Ltd(a)	311,429
1,078	Criteo SA Sponsored ADR(a)	37,805
40,929	DigitalBridge Group Inc	788,702
11,745	Upwork Inc(a)	143,994
		2,639,288
Consumer, Cyclical — 11.12%
16,251	Academy Sports & Outdoors Inc	1,097,592
8,262	Blue Bird Corp(a)	316,765
8,467	Boot Barn Holdings Inc(a)	805,635
28,007	Bowlero Corp Class A(b)	383,696
3,893	Burlington Stores Inc(a)	903,916
18,180	Core & Main Inc Class A(a)	1,040,805
17,264	First Watch Restaurant Group Inc(a)	425,040
5,520	Five Below Inc(a)	1,001,218
6,973	Green Brick Partners Inc(a)	419,984
62,117	International Game Technology PLC	1,403,223
2,602	Kura Sushi USA Inc Class A(a)(b)	299,646
56,974	Lions Gate Entertainment Corp Class B(a)	530,428
12,619	Ollie's Bargain Outlet Holdings Inc(a)	1,004,094
23,876	On Holding AG Class A(a)(b)	844,733
34,147	OPENLANE Inc(a)	590,743
12,936	Papa John's International Inc(b)	861,538
7,454	Patrick Industries Inc	890,529
2,852	Shake Shack Inc Class A(a)	296,693
11,861	Skyline Champion Corp(a)	1,008,304
13,734	Sweetgreen Inc Class A(a)	346,921
33,675	Wabash National Corp	1,008,229
		15,479,732
Consumer, Non-Cyclical — 32.86%
38,855	Adaptive Biotechnologies Corp(a)(b)	124,725
78,678	ADMA Biologics Inc(a)	519,275
75,733	Amicus Therapeutics Inc(a)	892,135
9,387	Apellis Pharmaceuticals Inc(a)	551,768
5,598	Arcellx Inc(a)	389,341
16,471	Arlo Technologies Inc(a)	208,358
5,772	Avadel Pharmaceuticals PLC ADR(a)	97,489
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
64,084	Avantor Inc(a)	$ 1,638,628
12,591	Axonics Inc(a)	868,401
8,823	Axsome Therapeutics Inc(a)(b)	704,075
9,725	Azenta Inc(a)	586,223
3,318	Biohaven Ltd(a)	181,461
29,786	BioLife Solutions Inc(a)	552,530
9,524	Blueprint Medicines Corp(a)	903,447
10,371	CONMED Corp	830,510
8,231	Crinetics Pharmaceuticals Inc(a)	385,293
14,659	CVRx Inc(a)	266,940
13,327	Cytokinetics Inc(a)	934,356
2,960	Disc Medicine Inc(a)	184,290
53,652	Dynavax Technologies Corp(a)	665,821
11,369	elf Beauty Inc(a)	2,228,665
20,568	Evolus Inc(a)	287,952
6,075	EyePoint Pharmaceuticals Inc(a)	125,570
45,785	Flywire Corp(a)	1,135,926
7,232	FTI Consulting Inc(a)	1,520,817
9,880	Glaukos Corp(a)	931,585
12,877	GXO Logistics Inc(a)	692,268
14,158	Haemonetics Corp(a)	1,208,385
12,323	HealthEquity Inc(a)	1,005,927
11,128	ICF International Inc	1,676,211
5,891	ICON PLC(a)	1,979,082
11,097	Immunome Inc(a)	273,874
29,685	Insmed Inc(a)	805,354
12,077	Ionis Pharmaceuticals Inc(a)	523,538
6,987	iRhythm Technologies Inc(a)(b)	810,492
5,154	Janux Therapeutics Inc(a)	194,048
23,957	Kiniksa Pharmaceuticals Ltd Class A(a)	472,672
2,392	Krystal Biotech Inc(a)	425,609
11,034	Lamb Weston Holdings Inc	1,175,452
34,603	LiveRamp Holdings Inc(a)	1,193,804
11,793	Longboard Pharmaceuticals Inc(a)(b)	254,729
9,317	Monro Inc	293,858
2,545	MoonLake Immunotherapeutics(a)	127,835
31,041	Myriad Genetics Inc(a)	661,794
57,721	Neogen Corp(a)	910,837
6,787	Neurocrine Biosciences Inc(a)	936,063
15,153	Paymentus Holdings Inc Class A(a)	344,731
19,963	Performance Food Group Co(a)	1,490,038
6,213	PROCEPT BioRobotics Corp(a)(b)	307,047
13,388	Quanterix Corp(a)	315,421
6,440	RB Global Inc	490,535
13,914	Remitly Global Inc(a)	288,576
6,874	Rhythm Pharmaceuticals Inc(a)	297,850
10,254	RxSight Inc(a)	528,901
3,490	Sarepta Therapeutics Inc(a)	451,815
12,415	Shift4 Payments Inc Class A(a)(b)	820,259
12,180	SpringWorks Therapeutics Inc(a)	599,500

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,989	Stride Inc(a)	$ 251,506
81,829	SunOpta Inc(a)	562,165
20,201	Syndax Pharmaceuticals Inc(a)	480,784
2,109	Tarsus Pharmaceuticals Inc(a)	76,662
9,578	TransMedics Group Inc(a)(b)	708,197
7,586	Twist Bioscience Corp(a)	260,276
1,854	UFP Technologies Inc(a)	467,579
12,115	Ultragenyx Pharmaceutical Inc(a)	565,649
9,799	US Physical Therapy Inc	1,106,013
5,609	Vera Therapeutics Inc(a)	241,860
16,591	Vital Farms Inc(a)	385,741
4,758	WEX Inc(a)	1,130,168
5,803	Xenon Pharmaceuticals Inc(a)	249,819
		45,758,505
Energy — 1.26%
17,118	Callon Petroleum Co(a)	612,140
31,827	ChampionX Corp	1,142,271
		1,754,411
Financial — 9.05%
49,862	BRP Group Inc Class A(a)	1,443,006
20,324	Essent Group Ltd	1,209,481
6,365	Evercore Inc Class A	1,225,835
23,227	NerdWallet Inc Class A(a)	341,437
12,635	Palomar Holdings Inc(a)	1,059,192
1,793	Piper Sandler Cos	355,893
24,905	Ryan Specialty Holdings Inc	1,382,228
8,509	Ryman Hospitality Properties Inc REIT	983,726
32,086	Skyward Specialty Insurance Group Inc(a)	1,200,337
20,047	Stifel Financial Corp	1,567,074
15,909	Triumph Financial Inc(a)	1,261,902
27,616	Virtu Financial Inc Class A	566,680
		12,596,791
Industrial — 14.76%
11,625	AAR Corp(a)	695,989
7,125	Advanced Drainage Systems Inc	1,227,210
8,599	Advanced Energy Industries Inc	876,926
3,372	AeroVironment Inc(a)	516,860
5,192	Atkore Inc	988,349
17,809	AZEK Co Inc(a)	894,368
6,746	Boise Cascade Co	1,034,634
7,256	Chart Industries Inc(a)	1,195,208
9,486	Dycom Industries Inc(a)	1,361,526
17,510	Flowserve Corp	799,857
5,760	Generac Holdings Inc(a)	726,566
1,806	Gibraltar Industries Inc(a)	145,437
10,059	Itron Inc(a)	930,659
8,110	Kirby Corp(a)	773,045
15,690	Knight-Swift Transportation Holdings Inc	863,264
Shares		Fair Value
Industrial — (continued)
46,656	Kratos Defense & Security Solutions Inc(a)	$ 857,537
5,743	Modine Manufacturing Co(a)	546,676
24,142	Montrose Environmental Group Inc(a)	945,642
6,589	MYR Group Inc(a)	1,164,606
2,821	OSI Systems Inc(a)	402,895
5,429	Primoris Services Corp	231,113
24,632	Schneider National Inc Class B	557,669
11,432	SPX Technologies Inc(a)	1,407,622
4,003	Sterling Infrastructure Inc(a)	441,571
29,111	Zurn Elkay Water Solutions Corp	974,345
		20,559,574
Technology — 23.89%
4,039	Agilysys Inc(a)	340,326
15,270	Alkami Technology Inc(a)	375,184
15,208	ASGN Inc(a)	1,593,190
36,678	AvidXchange Holdings Inc(a)	482,316
8,277	BILL Holdings Inc(a)	568,795
50,556	Box Inc Class A(a)	1,431,746
28,066	Confluent Inc Class A(a)	856,574
5,198	CyberArk Software Ltd(a)	1,380,745
4,476	Docebo Inc(a)	219,234
19,630	DoubleVerify Holdings Inc(a)	690,191
30,538	Evolent Health Inc Class A(a)	1,001,341
14,723	FormFactor Inc(a)	671,810
12,015	Grid Dynamics Holdings Inc(a)	147,664
26,292	HashiCorp Inc Class A(a)	708,569
1,869	Impinj Inc(a)	239,998
51,559	Jamf Holding Corp(a)	946,108
40,171	JFrog Ltd(a)	1,776,362
25,020	KBR Inc	1,592,773
13,606	Lumentum Holdings Inc(a)	644,244
18,266	Nutanix Inc Class A(a)	1,127,377
21,454	Oddity Tech Ltd Class A(a)	932,176
4,920	Onto Innovation Inc(a)	890,914
35,358	PagerDuty Inc(a)	801,919
14,799	PAR Technology Corp(a)	671,283
7,672	Photronics Inc(a)	217,271
30,458	Phreesia Inc(a)	728,860
26,262	Privia Health Group Inc(a)(b)	514,473
10,650	PTC Inc(a)	2,012,211
17,874	Pure Storage Inc Class A(a)	929,269
5,076	Rambus Inc(a)	313,748
997	Riskified Ltd Class A(a)	5,394
15,193	Sprout Social Inc Class A(a)(b)	907,174
25,769	SS&C Technologies Holdings Inc	1,658,751
6,600	Synaptics Inc(a)	643,896
18,516	TaskUS Inc Class A(a)(b)	215,711
7,617	Teradyne Inc	859,426
27,040	Varonis Systems Inc(a)	1,275,477
67,414	Verra Mobility Corp(a)	1,683,328
32,522	Weave Communications Inc(a)	373,353
27,281	Zeta Global Holdings Corp Class A(a)	298,181

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
58,792	Zuora Inc Class A(a)	$ 536,183
		33,263,545
TOTAL COMMON STOCK — 98.01% (Cost $110,358,966)		$136,486,798
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.17%
$1,452,047	Undivided interest of 0.81% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $1,452,047 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(c)	1,452,047
1,452,047	Undivided interest of 0.81% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $1,452,047 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(c)	1,452,047
1,452,047	Undivided interest of 0.82% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $1,452,047 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(c)	1,452,047
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,452,047	Undivided interest of 3.84% in a repurchase agreement (principal amount/value $37,884,479 with a maturity value of $37,906,873) with Mizuho Securities (USA) LLC, 5.32%, dated 3/28/24 to be repurchased at $1,452,047 on 4/1/24 collateralized by U.S. Treasury securities, 0.25% - 2.88%, 6/15/24 - 5/15/32, with a value of $38,642,182.(c)	$ 1,452,047
TOTAL SHORT TERM INVESTMENTS — 4.17% (Cost $5,808,188)		$5,808,188
TOTAL INVESTMENTS — 102.18% (Cost $116,167,154)		$142,294,986
OTHER ASSETS & LIABILITIES, NET — (2.18)%		$(3,034,326)
TOTAL NET ASSETS — 100.00%		$139,260,660

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.98%
16,800	AdvanSix Inc	$ 480,480
20,349	Ashland Inc	1,981,382
41,260	Cabot Corp	3,804,172
19,100	Compass Minerals International Inc	300,634
287,244	Ecovyst Inc(a)	3,202,771
14,753	Hawkins Inc	1,133,030
2,900	Haynes International Inc	174,348
14,500	Ingevity Corp(a)	691,650
3,600	Innospec Inc	464,184
7,600	Kaiser Aluminum Corp	679,136
35,700	Mercer International Inc	355,215
9,600	Minerals Technologies Inc	722,688
6,000	Sylvamo Corp	370,440
		14,360,130
Communications — 1.78%
5,200	Aviat Networks Inc(a)	199,368
3,325	Cable One Inc	1,406,907
8,000	ePlus Inc(a)	628,320
1,100	Preformed Line Products Co	141,537
11,700	Revolve Group Inc(a)(b)	247,689
104,000	Stagwell Inc(a)	646,880
41,300	TEGNA Inc	617,022
86,188	United States Cellular Corp(a)	3,145,862
166,953	Viavi Solutions Inc(a)	1,517,603
		8,551,188
Consumer, Cyclical — 13.39%
36,710	Academy Sports & Outdoors Inc	2,479,393
44,600	Accel Entertainment Inc(a)	525,834
16,700	Adient PLC(a)	549,764
4,700	Advance Auto Parts Inc	399,923
12,900	Alaska Air Group Inc(a)	554,571
35,635	Allison Transmission Holdings Inc	2,892,137
2,000	Asbury Automotive Group Inc(a)	471,560
60,738	Atlanta Braves Holdings Inc Class C(a)	2,372,426
38,055	Beacon Roofing Supply Inc(a)	3,730,151
18,500	Bloomin' Brands Inc	530,580
2,200	Blue Bird Corp(a)	84,348
18,647	Boot Barn Holdings Inc(a)	1,774,262
11,800	Brinker International Inc(a)	586,224
30,961	Brunswick Corp	2,988,356
3,800	Carter's Inc	321,784
5,400	Century Communities Inc	521,100
21,618	Churchill Downs Inc	2,675,227
26,412	Crocs Inc(a)	3,798,046
9,100	Dave & Buster's Entertainment Inc(a)	569,660
26,400	Denny's Corp(a)	236,544
24,200	Designer Brands Inc Class A(b)	264,506
9,700	Dine Brands Global Inc	450,856
5,600	Douglas Dynamics Inc	135,072
Shares		Fair Value
Consumer, Cyclical — (continued)
32,800	El Pollo Loco Holdings Inc(a)	$ 319,472
42,900	Everi Holdings Inc(a)	431,145
2,400	Fox Factory Holding Corp(a)	124,968
15,700	G-III Apparel Group Ltd(a)	455,457
214,811	Garrett Motion Inc(a)	2,135,221
10,000	Genesco Inc(a)	281,400
3,975	Global Industrial Co	178,001
49,300	Goodyear Tire & Rubber Co(a)	676,889
4,100	Green Brick Partners Inc(a)	246,943
2,020	Group 1 Automotive Inc	590,305
70,000	Hanesbrands Inc(a)	406,000
13,100	Haverty Furniture Cos Inc	446,972
6,200	Hibbett Inc	476,222
11,000	Hilton Grand Vacations Inc(a)	519,310
28,000	Interface Inc	470,960
10,279	JAKKS Pacific Inc(a)	253,891
30,300	JetBlue Airways Corp(a)	224,826
6,900	Johnson Outdoors Inc Class A	318,159
48,932	KB Home	3,468,300
6,600	Kontoor Brands Inc	397,650
11,700	La-Z-Boy Inc	440,154
19,800	Leggett & Platt Inc	379,170
55,400	Leslie's Inc(a)	360,100
60,771	LL Flooring Holdings Inc(a)	111,211
4,200	M/I Homes Inc(a)	572,418
14,300	MarineMax Inc(a)	475,618
6,100	Marriott Vacations Worldwide Corp	657,153
29,200	Methode Electronics Inc	355,656
4,900	Miller Industries Inc	245,490
6,700	Monarch Casino & Resort Inc	502,433
209,464	MRC Global Inc(a)	2,632,963
24,900	Nu Skin Enterprises Inc Class A	344,367
19,600	OneWater Marine Inc Class A(a)	551,740
2,100	Oxford Industries Inc(b)	236,040
59,400	PetMed Express Inc(b)	284,526
17,600	Phinia Inc	676,368
16,600	Resideo Technologies Inc(a)	372,172
12,200	REV Group Inc	269,498
11,950	Rush Enterprises Inc Class A	639,564
11,800	ScanSource Inc(a)	519,672
4,100	Signet Jewelers Ltd	410,287
5,900	Six Flags Entertainment Corp(a)	155,288
35,243	Skyline Champion Corp(a)	2,996,007
10,700	Sonic Automotive Inc Class A	609,258
9,600	Steven Madden Ltd	405,888
17,600	Titan Machinery Inc(a)	436,656
13,000	Travel + Leisure Co	636,480
8,900	Tri Pointe Homes Inc(a)	344,074
900	UniFirst Corp	156,087
12,300	United Parks & Resorts Inc(a)	691,383
21,100	Vista Outdoor Inc(a)	691,658
33,334	VSE Corp	2,666,720
76,306	Wabash National Corp	2,284,602
6,300	Zumiez Inc(a)	95,697
		64,540,813

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 17.86%
45,530	Aaron's Co Inc	$ 341,475
14,400	ABM Industries Inc	642,528
13,300	Adtalem Global Education Inc(a)	683,620
315,719	Alight Inc Class A(a)	3,109,832
75,527	Alkermes PLC(a)	2,044,516
67,902	Alta Equipment Group Inc	879,331
64,009	Andersons Inc	3,672,196
38,770	ANI Pharmaceuticals Inc(a)	2,680,170
46,300	B&G Foods Inc(b)	529,672
51,293	BellRing Brands Inc(a)	3,027,826
5,600	Brink's Co	517,328
2,900	Cal-Maine Foods Inc	170,665
6,100	Central Garden & Pet Co(a)	261,263
24,687	Colliers International Group Inc	3,017,492
20,784	CONMED Corp	1,664,383
8,300	CPI Card Group Inc(a)	148,238
168,967	Custom Truck One Source Inc(a)	983,388
71,600	Duckhorn Portfolio Inc(a)	666,596
12,400	Edgewell Personal Care Co	479,136
10,432	Embecta Corp	138,433
26,238	Emerald Holding Inc(a)	178,681
12,700	Ennis Inc	260,477
28,851	Euronet Worldwide Inc(a)	3,171,590
430	Graham Holdings Co Class B	330,102
5,083	Haemonetics Corp(a)	433,834
25,200	Hain Celestial Group Inc(a)	198,072
46,300	Healthcare Services Group Inc(a)	577,824
15,700	Heidrick & Struggles International Inc	528,462
72,000	Herbalife Ltd(a)	723,600
20,068	Herc Holdings Inc	3,377,444
93,017	Inmode Ltd(a)	2,010,097
7,746	J & J Snack Foods Corp	1,119,762
45,540	John Wiley & Sons Inc Class A	1,736,440
6,900	Kforce Inc	486,588
49,972	Korn Ferry	3,286,159
32,573	Lantheus Holdings Inc(a)	2,027,344
8,300	ManpowerGroup Inc	644,412
15,300	Medifast Inc	586,296
131,145	Nomad Foods Ltd	2,565,196
80,794	Option Care Health Inc(a)	2,709,831
83,061	Pacira BioSciences Inc(a)	2,427,042
28,600	Phibro Animal Health Corp Class A	369,798
21,449	Post Holdings Inc(a)	2,279,600
36,800	Quad/Graphics Inc	195,408
71,044	Quanex Building Products Corp	2,730,221
33,800	Resources Connection Inc	444,808
17,800	Select Medical Holdings Corp	536,670
37,000	SIGA Technologies Inc(b)	316,720
29,249	Spectrum Brands Holdings Inc	2,603,453
80,401	Supernus Pharmaceuticals Inc(a)	2,742,478
41,917	Tenet Healthcare Corp(a)	4,405,896
47,600	TrueBlue Inc(a)	595,952
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,798	UFP Technologies Inc(a)	$ 2,723,256
11,544	United Therapeutics Corp(a)	2,651,888
9,200	Upbound Group Inc	323,932
1,900	Utah Medical Products Inc(a)	135,109
61,626	V2X Inc(a)	2,878,550
87,969	Vestis Corp	1,695,163
11,442	WEX Inc(a)	2,717,818
23,100	WK Kellogg Co	434,280
22,900	Zynex Inc(a)(b)	283,273
		86,101,614
Energy — 10.69%
186,100	Alto Ingredients Inc(a)	405,698
95,639	Antero Resources Corp(a)	2,773,531
197,568	Baytex Energy Corp(b)	715,200
81,800	Berry Corp	658,490
64,667	California Resources Corp	3,563,152
19,600	Callon Petroleum Co(a)	700,896
65,333	ChampionX Corp	2,344,801
18,900	Core Laboratories Inc	322,812
52,500	Crescent Energy Co Class A	624,750
77,112	Delek US Holdings Inc	2,370,423
10,400	DNOW Inc(a)	158,080
18,800	Dril-Quip Inc(a)	423,564
57,700	Equitrans Midstream Corp	720,673
36,500	Expro Group Holdings NV(a)	728,905
7,900	Forum Energy Technologies Inc(a)	157,842
31,000	Helix Energy Solutions Group Inc(a)	336,040
9,800	Kinetik Holdings Inc	390,726
380,449	Kosmos Energy Ltd(a)	2,267,476
25,100	Liberty Energy Inc	520,072
78,600	National Energy Services Reunited Corp(a)	628,800
249,889	Newpark Resources Inc(a)	1,804,199
90,866	Noble Corp PLC	4,406,092
132,739	Northern Oil & Gas Inc	5,267,084
14,000	Par Pacific Holdings Inc(a)	518,840
10,700	Precision Drilling Corp(a)	720,003
20,400	ProFrac Holding Corp Class A(a)(b)	170,544
62,000	ProPetro Holding Corp(a)	500,960
4,000	REX American Resources Corp(a)	234,840
20,800	Select Water Solutions Inc	191,984
17,300	SilverBow Resources Inc(a)	590,622
59,500	Solaris Oilfield Infrastructure Inc Class A	515,865
46,400	Talos Energy Inc(a)	646,352
53,817	Tidewater Inc(a)	4,951,164
73,900	VAALCO Energy Inc	515,083
115,500	Vertex Energy Inc(a)(b)	161,700
12,400	Vital Energy Inc(a)	651,496
76,855	Weatherford International PLC(a)	8,870,604
		51,529,363

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — 23.72%
2,900	1st Source Corp	$ 152,018
36,154	Agree Realty Corp REIT	2,065,116
2,000	Alexander's Inc REIT(a)	434,280
28,400	Ambac Financial Group Inc(a)	443,892
67,871	Ameris Bancorp	3,283,599
26,900	Apollo Commercial Real Estate Finance Inc REIT	299,666
40,000	Ares Commercial Real Estate Corp REIT(b)	298,000
5,800	Arrow Financial Corp	145,116
26,300	Associated Banc-Corp	565,713
6,700	Assured Guaranty Ltd	584,575
10,500	Axis Capital Holdings Ltd	682,710
48,479	Banc of California Inc	737,366
14,900	Bank of Marin Bancorp	249,873
22,400	BankUnited Inc	627,200
5,400	BayCom Corp	111,294
17,700	BCB Bancorp Inc	184,965
12,600	Berkshire Hills Bancorp Inc	288,792
3,700	BOK Financial Corp	340,400
16,700	Bread Financial Holdings Inc	621,908
16,500	Bridgewater Bancshares Inc(a)	192,060
8,900	Brighthouse Financial Inc(a)	458,706
45,300	BrightSpire Capital Inc REIT	312,117
62,800	Brookline Bancorp Inc	625,488
95,117	Cadence Bank	2,758,393
6,800	Cambridge Bancorp	463,488
8,200	Camden National Corp	274,864
47,400	Capitol Federal Financial Inc	282,504
7,000	Cathay General Bancorp	264,810
26,300	Central Pacific Financial Corp	519,425
13,300	Civista Bancshares Inc	204,554
6,800	CNB Financial Corp	138,652
22,100	CNO Financial Group Inc	607,308
19,400	Columbia Banking System Inc	375,390
6,100	Community Trust Bancorp Inc(a)	260,165
27,300	ConnectOne Bancorp Inc	532,350
23,600	CrossFirst Bankshares Inc(a)	326,624
54,300	Cushman & Wakefield PLC(a)	567,978
2,200	Diamond Hill Investment Group Inc	339,174
24,100	Dime Community Bancshares Inc	464,166
25,900	Eagle Bancorp Inc	608,391
65,100	Empire State Realty Trust Inc Class A REIT	659,463
69,812	Employers Holdings Inc	3,168,767
20,500	Enact Holdings Inc	639,190
9,353	Enstar Group Ltd(a)	2,906,538
7,400	Enterprise Financial Services Corp	300,144
115,978	Equity Commonwealth REIT(a)	2,189,665
11,800	Essent Group Ltd	702,218
1,800	Evercore Inc Class A	346,662
4,000	FB Financial Corp	150,640
24,264	Federal Agricultural Mortgage Corp Class C	4,777,096
17,400	Federated Hermes Inc	628,488
Shares		Fair Value
Financial — (continued)
8,500	Financial Institutions Inc	$ 159,970
6,300	First Busey Corp	151,515
6,100	First Business Financial Services Inc	228,750
12,600	First Financial Corp(a)	482,958
38,800	First Foundation Inc	292,940
28,100	First Hawaiian Inc	617,076
11,200	First Internet Bancorp	389,088
5,300	First Interstate BancSystem Inc Class A	144,213
4,296	First Merchants Corp	149,930
4,600	First Mid Bancshares Inc	150,328
24,100	First of Long Island Corp	267,269
30,100	Flushing Financial Corp(a)	379,561
6,000	FS Bancorp Inc	208,260
58,000	Granite Point Mortgage Trust Inc REIT	276,660
28,900	Great Ajax Corp REIT	109,820
2,400	Great Southern Bancorp Inc	131,568
40,800	Hanmi Financial Corp	649,536
3,500	Hanover Insurance Group Inc	476,595
6,900	Heartland Financial USA Inc	242,535
31,800	Heritage Commerce Corp	272,844
14,700	Heritage Financial Corp	285,033
14,200	Hilltop Holdings Inc	444,744
2,800	Home Bancorp Inc	107,268
141,974	Home BancShares Inc	3,488,301
199,565	Hope Bancorp Inc	2,296,993
17,100	Horace Mann Educators Corp	632,529
36,100	Horizon Bancorp Inc	463,163
12,500	Independent Bank Corp	316,875
3,000	Independent Bank Group Inc	136,950
102,583	International Money Express Inc(a)	2,341,970
11,700	Investar Holding Corp	191,412
19,600	Janus Henderson Group PLC	644,644
41,300	Kearny Financial Corp	265,972
51,231	Kemper Corp	3,172,224
32,100	Lakeland Bancorp Inc	388,410
12,500	Lincoln National Corp	399,125
9,700	Live Oak Bancshares Inc	402,647
22,218	McGrath RentCorp	2,741,035
3,700	Mercantile Bank Corp	142,413
11,100	Merchants Bancorp	479,298
7,500	Mercury General Corp	387,000
32,100	MGIC Investment Corp	717,756
6,500	MidWestOne Financial Group Inc	152,360
7,100	Mr Cooper Group Inc(a)	553,445
33,800	Navient Corp	588,120
18,800	NMI Holdings Inc Class A(a)	607,992
4,300	Northeast Bank	237,962
12,800	Northeast Community Bancorp Inc	201,344
46,000	Northfield Bancorp Inc	447,120
6,000	Northrim BanCorp Inc	303,060
40,600	OceanFirst Financial Corp	666,246
11,900	Pacific Premier Bancorp Inc	285,600

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
34,800	Park Hotels & Resorts Inc REIT	$ 608,652
3,900	Parke Bancorp Inc	67,178
12,200	PCB Bancorp	199,226
10,800	Peapack-Gladstone Financial Corp	262,764
44,000	Pebblebrook Hotel Trust REIT	678,040
23,800	Perella Weinberg Partners	336,294
39,481	Pinnacle Financial Partners Inc	3,390,628
52,514	Popular Inc	4,625,958
65,589	Postal Realty Trust Inc Class A REIT	939,234
6,740	Preferred Bank	517,430
21,200	Premier Financial Corp	430,360
14,300	Primis Financial Corp	174,031
21,300	ProAssurance Corp	273,918
50,900	Prosperity Bancshares Inc	3,348,202
35,000	Provident Financial Services Inc	509,950
20,100	Radian Group Inc	672,747
9,500	RBB Bancorp	171,095
3,700	Safety Insurance Group Inc	304,103
27,900	Sandy Spring Bancorp Inc	646,722
66,600	Seritage Growth Properties Class A(a)(b)	642,690
12,451	Shore Bancshares Inc	143,187
7,400	Sierra Bancorp	149,480
32,600	Simmons First National Corp Class A	634,396
25,000	SiriusPoint Ltd(a)	317,750
28,500	SLM Corp	621,015
3,459	Southern First Bancshares Inc(a)	109,858
40,356	SouthState Corp	3,431,471
84,353	STAG Industrial Inc REIT	3,242,529
10,000	Stewart Information Services Corp	650,600
39,514	Stifel Financial Corp	3,088,809
15,900	Synovus Financial Corp	636,954
6,800	Territorial Bancorp Inc	54,808
2,400	Texas Capital Bancshares Inc(a)	147,720
5,500	Tompkins Financial Corp	276,595
5,300	Towne Bank	148,718
40,300	TPG RE Finance Trust Inc REIT	311,116
16,600	TrustCo Bank Corp NY	467,456
22,100	Univest Financial Corp	460,122
54,200	Valley National Bancorp	431,432
21,000	Veritex Holdings Inc	430,290
36,300	Virtu Financial Inc Class A	744,876
2,480	Virtus Investment Partners Inc	614,990
22,040	WaFd Inc	639,821
16,200	Washington Trust Bancorp Inc	435,456
310	White Mountains Insurance Group Ltd	556,233
41,888	Wintrust Financial Corp	4,372,688
52,690	WSFS Financial Corp	2,378,427
Shares		Fair Value
Financial — (continued)
14,200	Zions Bancorp NA	$ 616,280
		114,344,687
Industrial — 20.25%
40,900	AerSale Corp(a)	293,662
31,422	Albany International Corp Class A	2,938,271
42,047	Arcosa Inc	3,610,156
3,700	Armstrong World Industries Inc	459,614
15,501	Atkore Inc	2,950,770
104,131	Atmus Filtration Technologies Inc(a)	3,358,225
12,200	Avnet Inc	604,876
8,500	AZZ Inc	657,135
17,100	Barnes Group Inc	635,265
37,994	Bel Fuse Inc Class B	2,291,418
6,800	Belden Inc	629,748
7,200	Benchmark Electronics Inc	216,072
8,900	Brady Corp Class A	527,592
14,400	Cactus Inc Class A	721,296
83,612	CECO Environmental Corp(a)	1,924,748
13,446	Clean Harbors Inc(a)	2,706,814
6,400	Coherent Corp(a)	387,968
63,165	Columbus McKinnon Corp	2,819,054
8,600	Core Molding Technologies Inc(a)	162,798
6,300	CSW Industrials Inc	1,477,980
13,700	Energizer Holdings Inc	403,328
10,500	Enerpac Tool Group Corp	374,430
15,000	Flowserve Corp	685,200
35,300	Gates Industrial Corp PLC(a)	625,163
118,833	Genco Shipping & Trading Ltd	2,415,875
13,400	Greenbrier Cos Inc	698,140
47,841	Griffon Corp	3,508,659
33,800	Heartland Express Inc	403,572
13,100	Hillenbrand Inc	658,799
11,500	Insteel Industries Inc	439,530
50,807	International Seaways Inc	2,702,932
7,800	Itron Inc(a)	721,656
181,241	Janus International Group Inc(a)	2,742,176
18,400	JELD-WEN Holding Inc(a)	390,632
13,295	Kadant Inc	4,362,090
5,300	Kennametal Inc	132,182
20,900	Kimball Electronics Inc(a)	452,485
50,306	Knife River Corp(a)	4,078,810
93,475	Leonardo DRS Inc(a)	2,064,863
2,400	Lindsay Corp	282,384
10,010	Littelfuse Inc	2,425,924
15,500	Marten Transport Ltd	286,440
111,920	MDU Resources Group Inc	2,820,384
56,082	Mercury Systems Inc(a)	1,654,419
36,870	Moog Inc Class A	5,886,295
12,300	Mueller Industries Inc	663,339
32,000	Mueller Water Products Inc Class A	514,880
16,300	Myers Industries Inc	377,671
3,900	National Presto Industries Inc	326,820

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
3,900	NVE Corp	$ 351,702
2,400	OSI Systems Inc(a)	342,768
6,200	PAM Transportation Services Inc(a)	100,502
6,491	Plexus Corp(a)	615,477
6,200	Primoris Services Corp	263,934
104,043	Pure Cycle Corp(a)	988,409
11,700	Sanmina Corp(a)	727,506
7,100	Silgan Holdings Inc	344,776
31,072	TD SYNNEX Corp	3,514,243
1,700	Tennant Co	206,737
22,400	Thermon Group Holdings Inc(a)	732,928
53,000	Tredegar Corp	345,560
17,800	TriMas Corp	475,794
229,282	TTM Technologies Inc(a)	3,588,263
34,700	Tutor Perini Corp(a)	501,762
30,167	UFP Industries Inc	3,710,843
28,400	Vishay Intertechnology Inc	644,112
149,253	Vontier Corp	6,770,116
27,900	World Kinect Corp	737,955
3,000	Worthington Enterprises Inc	186,690
		97,622,617
Technology — 4.68%
18,800	ACI Worldwide Inc(a)	624,348
5,400	Cirrus Logic Inc(a)	499,824
31,388	Concentrix Corp	2,078,513
56,373	Crane NXT Co	3,489,489
8,800	Diodes Inc(a)	620,400
20,200	DXC Technology Co(a)	428,442
58,777	HashiCorp Inc Class A(a)	1,584,040
6,300	IPG Photonics Corp(a)	571,347
7,400	Maximus Inc	620,860
24,433	MKS Instruments Inc	3,249,589
80,138	NCR Atleos Corp(a)	1,582,726
16,100	Photronics Inc(a)	455,952
41,222	Rambus Inc(a)	2,547,932
120,860	Semtech Corp(a)	3,322,441
25,600	TruBridge Inc(a)	236,032
24,000	TTEC Holdings Inc	248,880
16,400	Verra Mobility Corp(a)	409,508
		22,570,323
Utilities — 2.36%
47,614	ALLETE Inc	2,839,699
17,800	Avista Corp	623,356
11,400	Black Hills Corp	622,440
14,900	Northwest Natural Holding Co	554,578
12,100	Northwestern Energy Group Inc	616,253
9,500	ONE Gas Inc	613,035
8,100	Otter Tail Corp	699,840
16,300	PNM Resources Inc	613,532
14,200	Portland General Electric Co	596,400
8,600	Southwest Gas Holdings Inc	654,718
10,100	Spire Inc	619,837
Shares		Fair Value
Utilities — (continued)
24,471	Talen Energy Corp(a)(b)	$ 2,308,839
		11,362,527
TOTAL COMMON STOCK — 97.71% (Cost $393,601,030)		$470,983,262
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.22%
$1,469,597	Undivided interest of 0.82% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $1,469,597 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(c)	1,469,597
1,469,597	Undivided interest of 0.82% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $1,469,597 on 4/1/24 collateralized by Government National Mortgage Association securities, 0.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(c)	1,469,597
1,469,597	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $1,469,597 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(c)	1,469,597

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,469,599	Undivided interest of 1.07% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $1,469,599 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(c)	$ 1,469,599
TOTAL SHORT TERM INVESTMENTS — 1.22% (Cost $5,878,390)		$5,878,390
TOTAL INVESTMENTS — 98.93% (Cost $399,479,420)		$476,861,652
OTHER ASSETS & LIABILITIES, NET — 1.07%		$5,139,396
TOTAL NET ASSETS — 100.00%		$482,001,048
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 28, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of each Fund's derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	114
Average notional long	$11,610,383

March 28, 2024